Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Global Equity VIP

	Shares	Value ($)
Common Stocks 98.3%
Argentina 1.7%
Globant SA* (Cost $274,381)	5,300	485,374
Canada 7.3%
Agnico Eagle Mines Ltd.	4,650	249,287
Alimentation Couche-Tard, Inc. "B"	10,340	316,869
Brookfield Asset Management, Inc. "A"	18,200	966,426
Canada Goose Holdings, Inc.*	4,200	184,662
Toronto-Dominion Bank	6,300	367,344
(Cost $1,122,369)		2,084,588
China 6.5%
Alibaba Group Holding Ltd. (ADR)*	2,650	443,160
China Literature Ltd. 144A*	14	48
Luckin Coffee, Inc. (ADR)* (a)	4,175	79,325
Momo, Inc. (ADR)	5,500	170,390
New Oriental Education & Technology Group, Inc. (ADR)*	2,020	223,735
Ping An Insurance (Group) Co. of China Ltd. "H"	41,500	478,334
Tencent Holdings Ltd.	11,200	471,748
(Cost $1,494,120)		1,866,740
France 3.1%
LVMH Moet Hennessy Louis Vuitton SE	275	109,442
TOTAL SA	6,060	315,997
VINCI SA	4,400	473,728
(Cost $901,371)		899,167
Germany 8.7%
adidas AG	485	150,964
Allianz SE (Registered)	2,525	588,530
BASF SE	3,800	265,733
Deutsche Boerse AG	3,650	570,449
Evonik Industries AG	10,000	247,450
Fresenius Medical Care AG & Co. KGaA	6,107	410,831
Siemens AG (Registered)	2,400	257,113
(Cost $2,346,094)		2,491,070
Ireland 3.1%
Experian PLC	14,200	453,403
Kerry Group PLC "A" (b)	3,721	435,321
Kerry Group PLC "A" (b)	49	5,735
(Cost $576,091)		894,459
Japan 3.6%
Kao Corp.	3,700	274,716
Keyence Corp.	600	373,958
SMC Corp.	900	387,819
(Cost $948,346)		1,036,493
Luxembourg 0.7%
Eurofins Scientific SE (a) (Cost $90,589)	420	195,002
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $177,866)	136,600	185,421
Norway 0.6%
Mowi ASA (Cost $82,231)	7,200	166,482
Singapore 1.0%
DBS Group Holdings Ltd. (Cost $279,300)	15,200	275,051
Sweden 1.5%
Assa Abloy AB "B"	9,900	220,316
Spotify Technology SA* (c)	1,695	193,230
(Cost $449,427)		413,546
Switzerland 5.0%
Lonza Group AG (Registered)*	2,500	845,073
Nestle SA (Registered)	5,509	597,467
(Cost $580,697)		1,442,540
United Kingdom 4.3%
Aon PLC (c)	1,750	338,748
Compass Group PLC	9,600	247,073
Halma PLC	10,000	242,023
Prudential PLC	8,500	153,855
Spirax-Sarco Engineering PLC	2,500	240,636
(Cost $722,202)		1,222,335
United States 50.5%
Activision Blizzard, Inc.	7,600	402,192
Alphabet, Inc. "A"*	450	549,513
American Express Co.	3,040	359,571
AMETEK, Inc.	4,950	454,509
Amphenol Corp. "A"	6,000	579,000
Apple, Inc.	1,155	258,685
Applied Materials, Inc.	6,300	314,370
Becton, Dickinson & Co.	2,705	684,257
Boeing Co.	780	296,767
CBRE Group, Inc. "A"*	4,500	238,545
Danaher Corp.	6,000	866,580
Ecolab, Inc.	1,740	344,590
EOG Resources., Inc.	3,800	282,036
EPAM Systems, Inc.*	2,550	464,916
Eventbrite, Inc. "A"*	6,500	115,115
Evolent Health, Inc. "A"*	13,400	96,346
Fiserv, Inc.*	4,200	435,078
Intuit, Inc.	1,600	425,504
JPMorgan Chase & Co.	5,300	623,757
Las Vegas Sands Corp.	2,460	142,090
MasterCard, Inc. "A"	2,950	801,131
McDonald's Corp.	2,710	581,864
Microsoft Corp.	4,620	642,319
Mondelez International, Inc. "A"	6,590	364,559
NVIDIA Corp.	895	155,793
Pinterest, Inc. "A"*	2,732	72,261
Progressive Corp.	15,200	1,174,200
Schlumberger Ltd.	5,000	170,850
ServiceMaster Global Holdings, Inc.*	6,000	335,400
ServiceNow, Inc.*	1,530	388,390
SmileDirectClub, Inc.*	9,484	131,638
T-Mobile U.S., Inc.*	4,300	338,711
TJX Companies, Inc.	5,491	306,068
YETI Holdings, Inc.* (a)	15,000	420,000
Zoetis, Inc.	5,140	640,393
(Cost $8,946,183)		14,456,998
Total Common Stocks (Cost $18,991,267)		28,115,266
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (d) (e) (Cost $652,391)	652,391	652,391
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 1.96% (d) (Cost $492,492)	492,492	492,492
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $20,136,150)	102.3	29,260,149
Other Assets and Liabilities, Net	(2.3)	(654,306)
Net Assets	100.0	28,605,843

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 2.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (d) (e)
111,625	540,766(f)	—	—	—	28,686	—	652,391	652,391
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 1.96% (d)
238,530	4,142,528	3,888,566	—	—	4,610	—	492,492	492,492
350,155	4,683,294	3,888,566	—	—	33,296	—	1,144,883	1,144,883

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $630,215, which is 2.2% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Listed on the New York Stock Exchange.
(d)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)		Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)		Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At September 30, 2019 the DWS Global Equity VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	5,896,265	21%
Information Technology	5,566,541	20%
Health Care	4,055,541	14%
Consumer Discretionary	3,223,783	11%
Industrials	2,784,291	10%
Communication Services	2,313,208	8%
Consumer Staples	2,161,149	8%
Materials	1,107,060	4%
Energy	768,883	3%
Real Estate	238,545	1%
Total	28,115,266	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$485,374	$—	$—	$485,374
Canada	2,084,588	—	—	2,084,588
China	916,610	950,130	—	1,866,740
France	—	899,167	—	899,167
Germany	—	2,491,070	—	2,491,070
Ireland	—	894,459	—	894,459
Japan	—	1,036,493	—	1,036,493
Luxembourg	—	195,002	—	195,002
Malaysia	—	185,421	—	185,421
Norway	—	166,482	—	166,482
Singapore	—	275,051	—	275,051
Sweden	193,230	220,316	—	413,546
Switzerland	—	1,442,540	—	1,442,540
United Kingdom	338,748	883,587	—	1,222,335
United States	14,456,998	—	—	14,456,998
Short-Term Investments (g)	1,144,883	—	—	1,144,883
Total	$19,620,431	$9,639,718	$—	$29,260,149

(g)	See Investment Portfolio for additional detailed categorizations.